CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets Net
SCHEDULE OF CONTRACT ASSETS

Contract assets, net consist of the following:

	December 31,
	2024	2023
Contract assets
Balance at the beginning of the year	$1,650,750	$1,037,458
Additions	1,513,001	2,184,620
Changes due to billings	(3,100,436)	(1,507,860)
Less: contra-allowance / (allowance) for expected credit loss	43,919	(67,861)
Exchange adjustment	2,021	4,393
Balance at the end of the year	$109,255	$1,650,750

SCHEDULE OF CONTRACT ASSETS ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follows:

	December 31,
	2024	2023

Balance at the beginning of the year	$(76,121)	$(8,054)
Reversal / (provision) for the year	43,919	(67,861)
Exchange adjustment	(227)	(206)
Balance at the end of the year	$(32,429)	$(76,121)